Notes Payable Disclosure: Schedule of Notes Payable (Tables)	Mar. 31, 2023
Tables/Schedules
Schedule of Notes Payable
	March 31, 2023	December 31, 2022
	(Unaudited)
Principal amount	$1,080,000	$962,000
Less: current portion	(818,656)	(702,504)
Notes payable - long term portion	$261,344	$259,496